Note 6 - Share Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock Options:	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2013	221,894	$8.91
Granted	25,305	8.06
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at September 30, 2013	247,199	$8.81	5.6	$574,159

Exercisable at September 30, 2013	184,215	$9.42	4.7	$352,473

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
Fair value of options granted	$2.69
Risk-free rate of return	0.81%
Expected option life in years	7
Expected volatility	30.82%
Expected dividends (1)	-

	January 2012	December 2011	September 2011	January 2011
Fair value of options granted	$2.20	$2.14	$2.25	$3.09
Risk-free rate of return	0.84%	0.91%	0.90%	1.99%
Expected option life in years	7	7	7	7
Expected volatility	31.48%	31.48%	31.48%	33.02%
Expected dividends (1)	-	-	-	-

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
Non-vested shares:	Number of Shares	Average Grant Date Fair Value
Non-vested at January 1, 2013	140,575	$6.41
Granted	19,633	8.42
Vested	(49,178)	8.97
Forfeited	-	-
Non-vested at September 30, 2013	111,030	$5.63

Schedule of Share-based Compensation, Activity [Table Text Block]
Stock Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at January 1, 2011	172,060	$9.74
Granted	64,782	6.84
Exercised	(14,573)	5.55
Forfeited	-	-
Expired	(15,518)	9.09
Outstanding at December 31, 2011	206,751	9.20	6.2	$6,390
Granted	28,007	6.11
Exercised	(9,040)	7.43
Forfeited	-	-
Expired	(3,824)	7.95
Outstanding at December 31, 2012	221,894	$8.91	6.0	$193,917

Exercisable at December 31, 2012	153,535	$9.90	4.9	$79,813

Schedule Of Options Outstanding [Table Text Block]
			Outstanding Options			Exercisable Options
Exercise Price Range			Number	Average Life in Years	Average Exercise Price	Number	Average Life in Years	Average Exercise Price
$5.69	to	$6.21	62,000	8.9	$6.15	19,200	8.8	$6.16
$6.79	to	$10.75	96,376	6.0	$8.18	70,817	5.5	$8.40
$11.51	to	$13.77	63,518	3.1	$12.70	63,518	3.1	$12.70
			221,894	6.0	$8.91	153,535	4.9	$9.90

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
Non-vested Shares	Number of Shares	Average Grant-Date Fair Value
Non-vested at January 1, 2011	120,744	$6.98
Granted	74,921	6.61
Vested	(32,155)	8.23
Forfeited	(4,169)	7.39
Non-vested at December 31, 2011	159,341	6.54
Granted	47,034	8.73
Vested	(65,800)	8.38
Forfeited	-	-
Non-vested at December 31, 2012	140,575	$6.41